Shareholder Report, Holdings (Details) - C000241225	Dec. 31, 2025
FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_00187Y100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_G7496G103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_596278101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%